Employee Benefit Plans (Fair Value Of Pension Plan Assets By Asset Category) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 49.0	$ 43.3
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.5	6.0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40.5	37.3
Foreign Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.5	6.0
Foreign Cash And Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.5	6.0
Foreign Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.4	2.3
Foreign Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.4	2.3
Life Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37.6	34.6
Life Insurance Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37.6	34.6
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.5	0.4
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.5	$ 0.4